Income Tax Expenses - Summary of Deferred Income Tax (Detail) - ARS ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets	$ 519,480	$ 463,243	$ 1,076,837
Deferred tax liabilities	(14,831,440)	(11,445,915)	(12,246,000)
Total	(14,311,960)	(10,982,672)	(11,169,163)
Loss carryforward [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets	257,201	216,201	552,439
Leases [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets	2,951	37,258	84,961
Provisions [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets	83,012	81,631	191,631
Investments [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax liabilities	(8,352)	(35,295)	(9,047)
Other receivables [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets	66,642	44,243
Deferred tax liabilities		0	(82,022)
Property, plant and equipment [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax liabilities	(12,012,202)	(8,081,322)	(9,195,705)
Borrowings [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax liabilities	(1,710)	(4,495)	(2,228)
Inventories [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax liabilities	(1,296,372)	(1,142,049)	(1,221,079)
Other Liabilities [members]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets	73,617
Deferred tax liabilities		0	(5,360)
Taxes payable (tax inflation adjustment) [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax liabilities	(1,512,637)	(2,182,347)	(1,730,538)
Accounts payable [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets			206,321
Salaries and social security contributions [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets	29,908	14,440
Trade receivables [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets	1,745	25,819	25,636
Other [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets		34,216
Deferred tax liabilities	(167)	(407)	(21)
Others [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets	$ 4,404	$ 9,435	$ 15,850